Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and Other Payables [Abstract]
Schedule of Trade Accounts Payable
Thousands of $ For The Years ended December 31	2025	2024
Trade accounts payable	4,782	4,469
Accruals for invoices to be received	5,548	3,532
Total trade accounts payable	10,330	8,001

Schedule of Other Current Liabilities
Thousands of $ For The Years ended December 31	2025	2024
Payroll	6,420	6,068
Other accruals	321	499
Total other current liabilities	6,741	6,567